Securities Act File No. 333-192627

As filed with the Securities and Exchange Commission on July 1, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

This Post Effective Amendment consists of the following:

(1)	Facing Sheet of the Registrant Statement.

(2)	Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-192627) filed with the Securities and Exchange Commission on January 15, 2014 (SEC Accession No. 0001193125-14-012007).

This Post-Effective Amendment is being filed solely for the purpose of filing the final counsel opinion and tax opinion as Exhibits 11 and 12 respectively, to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

(1)	Amended and Restated Declaration of Trust, filed previously with Post-Effective Amendment No. 89 to Registration Statement on February 28, 2008 (“PEA 89”).

(2)	Bylaws, filed previously with PEA 89.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization (See Exhibit A to the Proxy Statement/Prospectus).

(5)	See Exhibits 1 and 2

(6)	(a)	Investment Advisory Agreements

(i)	Investment Advisory Agreement dated January 23, 2014, filed previously with Post-Effective Amendment No. 183 to Registration Statement on February 28, 2014 (“PEA 183”).

(A)	Investment Advisory Agreement Schedule A, filed previously with Post-Effective Amendment No. 185 to the Registration Statement on April 29, 2014 (“PEA 185”).

(b)	Sub-Advisory Agreement on behalf of Transamerica Concentrated Growth, filed previously with PEA 183.

(7)	Underwriting Agreement, filed previously with PEA 89.

(a)	Updated Schedule I, filed previously with PEA 185.

(8)	Amended and Restated Board Members Deferred Compensation Plan dated January 12, 2010, filed previously with Post-Effective Amendment No. 108 to Registration Statement on February 26, 2010.

(9)	Custodian Agreement dated January 1, 2011, filed previously with Post-Effective Amendment No. 126 to Registration Statement on April 29, 2011.

(a)	Amendment to Custody Agreement dated December 11, 2012, filed previously with PEA 167 to the Registration Statement on December 21, 2012 (“PEA 167”).

(b)	Amendment to Custody Agreement dated December 17, 2012, filed previously with Post-Effective Amendment No. 170 to Registration Statement on February 12, 2013 (“PEA 170”).

(i)	Amended Appendix A-1, filed previously with PEA 183.

(10)	Plan of Distribution under Rule 12b-1

(a)	Amended and Restated Plan of Distribution under Rule 12b-1, filed previously with PEA 89.

(i)	Updated Schedule A, filed previously with PEA 185.

(b)	Amended and Restated Plan for Multiple Classes of Shares dated January 4, 2013, filed previously with Post-Effective Amendment 171 to Registration Statement on February 28, 2013 (“PEA 171”).

(i)	Updated Schedule A, filed previously with PEA 185.

(11)	Opinion of counsel as to the legality of the securities is filed herein.

(12)	Opinion of counsel as to tax matters is filed herein.

(13)	(a)	Administrative Services Agreement dated November 1, 2012, filed previously with PEA 167.

(i)	Updated Schedule A, filed previously with PEA 185.

(b)	Transfer Agency Agreement, filed previously with Post-Effective Amendment No. 131 to Registration Statement on August 30, 2011.

(c)	Expense Limitation Agreement dated March 1, 2011, filed previously with Post-Effective Amendment No. 133 to Registration Statement on September 29, 2011.

(i)	Amended Schedules A and B, filed previously with PEA 185.

(d)	Sub-Administration Agreement dated December 17, 2012, filed previously with PEA 170.

(i)	Amended Schedule A, filed previously with PEA 183.

(14)	Consent of Independent Registered Certified Public Accounting firm, filed previously with Part C to the Registration Statement on Form N-14 on January 15, 2014.

(15)	Not applicable.

(16)	Powers of Attorney, filed previously with Part C to the Registration Statement on Form N-14 on December 2, 2013.

(17)	(a)	Joint Code of Ethics for Transamerica Funds and Transamerica Asset Management, Inc., filed previously with PEA 171.

(b)	Code of Ethics for Torray LLC, filed previously with PEA 183.

(c)	Torray Resolute Fund Prospectus dated May 1, 2013, as supplemented, filed previously with Part C to the Registration Statement on Form N-14 on December 2, 2013.

(d)	Torray Resolute Fund Statement of Additional Information dated May 1, 2013, as supplemented, filed previously with Part C to the Registration Statement on Form N-14 on December 2, 2013.

(e)	Torray Resolute Fund Annual Report to Shareholders for the year ended December 31, 2012, filed previously with Part C to the Registration Statement on Form N-14 on December 2, 2013.

(f)	Torray Resolute Fund Semi-Annual Report to Shareholders for the period ended June 30, 2013, filed previously with Part C to the Registration Statement on Form N-14 on December 2, 2013.

(g)	Proxy Card, filed previously with Part C to the Registration Statement on Form N-14 on January 15, 2014.

All exhibits filed previously are herein incorporated by reference.

Item 17

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Transamerica Funds (the “Registrant”) certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 30th day of June 2014.

TRANSAMERICA FUNDS

By:	/s/ Thomas A. Swank
Thomas A. Swank Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Thomas A. Swank	Trustee, President and Chief	June 30, 2014
Thomas A. Swank	Executive Officer

/s/ Sandra N. Bane	Trustee	June 30, 2014
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	June 30, 2014
Leo J. Hill*

/s/ David W. Jennings	Trustee	June 30, 2014
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	June 30, 2014
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	June 30, 2014
Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	June 30, 2014
Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	June 30, 2014
Joyce G. Norden*

/s/ Patricia L. Sawyer	Trustee	June 30, 2014
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	June 30, 2014
John W. Waechter*

/s/ Alan F. Warrick	Trustee	June 30, 2014
Alan F. Warrick*

/s/ Elizabeth S. Strouse	Vice President, Treasurer and	June 30, 2014
Elizabeth Strouse	Principal Financial Officer

/s/ Dennis P. Gallagher		June 30, 2014
* By: Dennis P. Gallagher
Dennis P. Gallagher**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Funds

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(11)	Opinion of counsel as to the legality of securities

(12)	Opinion of counsel as to tax matters